                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/s/ ROBERT T. NEEDHAM      , Boston, Massachusetts, August 13, 2001
---------------------------
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $255,569 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


------------------------------- -------------- --------- ------- ---------------- ---------- ----------- ------------------------
                                                         Value   Shrs or Sh/ Put/ Investment Other        Voting Authority
NAME OF ISSUER                  TITLE OF CLASS CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS     SOLE    SHARED    OTHER
-------------                   -------------- -----    -------- ------- -------- ---------- --------     ----   -------    -----
APW Ltd                         Common Stock   G04397108  7388   727900 SH        Sole                       727900
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Calpine Corp                    Common Stock   131347106  6804   180000 SH        Sole                       180000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Chemfirst Inc                   Common Stock   16361A106 20908   798000 SH        Sole                       798000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Citizens Comm Co                Common Stock   17453B101 13978  1160000 SH        Sole                      1160000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
CNH Global NV                   ADRS Stocks    N20935107  8769  1478800 SH        Sole                      1478800
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Constellation Energy Group      Common Stock   210371100 12780   300000 SH        Sole                       300000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
General Motors                  Common Stock   370442832  8471   406100 SH        Sole                       406100
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Grey Global Group In            Common Stock   39787M108  3851     5791 SH        Sole                         5791
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
KPMG Consulting                 Common Stock   48265R109  1997   130100 SH        Sole                       130100
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Omega Worldwide Inc             Common Stock   68210B108   581   219412 SH        Sole                       219412
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Prime Group Realty Trust        REITS/RICS     74158J103 10359   767300 SH        Sole                       767300
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
RCN Corporation                 Common Stock   749361101  5415   986462 SH        Sole                       986462
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Reliant Resources Inc           Common Stock   75952B105  2470   100000 SH        Sole                       100000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Stet Hellas Telecom SA ADR      ADRS Stocks    859823106  6185   793000 SH        Sole                       793000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Terra Networks SA Spons ADR     ADRS Stocks    88100W103 15220  2000000 SH        Sole                      2000000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Veritas Software Corp           Common Stock   923436109 23930   359694 SH        Sole                       359694
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Waddell & Reed Financial Inc    Common Stock   930059100  8436   265700 SH        Sole                       265700
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Worldcom Inc MCI Group          Common Stock   98157D304   643    39999 SH        Sole                        39999
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Worldcom Inc Worldcom Group Co  Common Stock   98157D106 14200  1000000 SH        Sole                       500000
------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
Worldcom Inc Worldcom Group Co  Options-Calls  98157DWGC  1420   100000 SH   CALL Sole                       100000

------------------------------- -------------- --------- ------ ----------------- --------- ------------- ------------------------
